SHARE-BASED COMPENSATION - Summary of Restricted Shares (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
2006 Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance	2,238,885	4,002,503	2,649,059
Number of Restricted Shares, Granted			2,908,383
Number of Restricted Shares, Vested	(1,297,902)	(1,276,634)	(1,252,223)
Number of Restricted Shares, Forfeited	(38,313)	(486,984)	(302,716)
Number of Restricted Shares, Unvested Ending Balance	902,670	2,238,885	4,002,503
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 2.19	$ 2.22	$ 1.31
Weighted-Average Grant Date Fair Value, Granted			$ 2.52
Weighted-Average Grant Date Fair Value, Vested	$ 2.04	$ 2.49	$ 1.07
Weighted-Average Grant Date Fair Value, Forfeited	$ 2.12	$ 1.66	$ 1.97
Weighted-Average Grant Date Fair Value, Ending Balance	$ 2.42	$ 2.19	$ 2.22
2011 Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance	1,153,890	0
Number of Restricted Shares, Granted	817,068	1,170,612
Number of Restricted Shares, Vested	(378,579)
Number of Restricted Shares, Forfeited	(60,420)	(16,722)
Number of Restricted Shares, Unvested Ending Balance	1,531,959	1,153,890
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 4.43	$ 0
Weighted-Average Grant Date Fair Value, Granted	$ 8.27	$ 4.43
Weighted-Average Grant Date Fair Value, Vested	$ 4.43
Weighted-Average Grant Date Fair Value, Forfeited	$ 5.77	$ 4.43
Weighted-Average Grant Date Fair Value, Ending Balance	$ 6.43	$ 4.43
MCP Share Incentive Plan [Member]
Number of Restricted Shares
Number of Restricted Shares, Unvested Beginning Balance	0
Number of Restricted Shares, Granted	60,413,167
Number of Restricted Shares, Forfeited	(2,341,091)
Number of Restricted Shares, Unvested Ending Balance	58,072,076
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0
Weighted-Average Grant Date Fair Value, Granted	$ 0.19
Weighted-Average Grant Date Fair Value, Forfeited	$ 0.19
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.19